                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    SEPTEMBER 30, 2002

Check here if Amendment /  /; Amendment Number: ____
 This Amendment (Check only one.):          /  / is a restatement.
                                            /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                            Whitney Holdings LLC
            ------------------------------------------------------------
Address:                         177 Broad Street
            ------------------------------------------------------------
                                 Stamford, CT 06901
            ------------------------------------------------------------

13F File Number:    28-05743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                            Daniel J. O'Brien
            ------------------------------------------------------------
Title:                           Managing Member
            ------------------------------------------------------------
Phone:                           203-973-1440
            ------------------------------------------------------------

Signature, Place, and Date of Signing:

Daniel J. O'Brien              Stamford, CT            November  14, 2002
-------------------        --------------------       -------------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     13F File Number            Name

     28-__________              ________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                            ---------

Form 13F Information Table Entry Total:            52
                                            ---------

Form 13F Information Table Value Total:     $ 306,938 (thousands)


List of Other Included Managers:  None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name


         No.               13F File Number           Name

                              13F INFORMATION TABLE

                                 SEPTEMBER 30, 2002

            COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5               COLUMN 6       COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SHARES OR           PUT/
                                            TITLE OF               VALUE       ---------           ----    INVESTMENT       OTHER
          NAME OF ISSUER                     CLASS      CUSIP    (X$1000)       PRN AMT    SH/PRN  CALL    DISCRETION      MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Action Performance Companies, Inc.           COMMON   004933107     6,129       238,500      SH           SHARED-DEFINED     NONE
Advanced Medical                             COMMON   00763m108     1,815       190,900      SH           SHARED-DEFINED     NONE
AMBASSADORS INTERNATIONAL                    COMMON   02317810      2,331       285,287      SH           SHARED-DEFINED     NONE
Anacomp Inc.                                 COMMON   03237E108     2,071        72,800      SH           SHARED-DEFINED     NONE
ARGOSY GAMING COMPANY                        COMMON   040228108    15,574       678,300      SH           SHARED-DEFINED     NONE
Barra Inc.                                   COMMON   068313105     2,213        81,000      SH           SHARED-DEFINED     NONE
BJS Wholesale Club Inc.                      COMMON   05548J106     7,285       383,200      SH           SHARED-DEFINED     NONE
Briazz INC.                                  COMMON   10782M104       627       836,021      SH           SHARED-DEFINED     NONE
CareScience, Inc.                            COMMON   141726109     2,587     2,639,948      SH           SHARED-DEFINED     NONE
COINSTAR                                     COMMON   19259P30     12,096       469,200      SH           SHARED-DEFINED     NONE
CRYPTLOGIC                                   COMMON   228906103     4,710     1,393,500      SH           SHARED-DEFINED     NONE
Eaton Vance Corp                             COMMON   278265103     4,146       150,000      SH           SHARED-DEFINED     NONE
ENDO PHARMA HOLDINGS                         COMMON   29264F20      3,756       440,300      SH           SHARED-DEFINED     NONE
EON Labs                                     COMMON   29412E10     18,132       840,265      SH           SHARED-DEFINED     NONE
FOOTLOKER, INC.                              COMMON   34484910     15,502     1,551,800      SH           SHARED-DEFINED     NONE
INFINIUM SOFTWARE, INC.                      COMMON   45662Y10      2,350       507,500      SH           SHARED-DEFINED     NONE
INFOUSA INC. NEW                             COMMON   456818301     2,385       550,800      SH           SHARED-DEFINED     NONE
Integrated Defense Technologies              COMMON   45819B101    15,895       806,846      SH           SHARED-DEFINED     NONE
INTERACTIVE DATA CORP.                       COMMON   45840J107     3,082       251,600      SH           SHARED-DEFINED     NONE
INTERNATIONAL SPEEDWAY CORPORATION           COMMON   46033520     20,858       525,000      SH           SHARED-DEFINED     NONE
Iona Technologies Plc                        COMMON   46206P109        73        35,280      SH           SHARED-DEFINED     NONE
Iona Technologies Plc (escrow shs)           COMMON   46206P109        89        42,935      SH           SHARED-DEFINED     NONE
ITT Educational Services, Inc.               COMMON   45068B109     8,259       440,000      SH           SHARED-DEFINED     NONE
LABORATORY CORP OF AMERICA HOLDINGS          COMMON   50540R409    20,257       599,684      SH           SHARED-DEFINED     NONE
M&F Worldwide Corp.                          COMMON   552541104     3,800       800,000      SH           SHARED-DEFINED     NONE
Medsource                                    COMMON   58505Y103    24,393     3,243,749      SH           SHARED-DEFINED     NONE
Medsource (escrow shs)                       COMMON   58505Y103     7,103       944,591      SH           SHARED-DEFINED     NONE
METRO ONE TELECOMMUNICATIONS, INC.           COMMON   59163F10      3,825       450,000      SH           SHARED-DEFINED     NONE
MOORE CORP                                   COMMON   615785102    13,275     1,354,600      SH           SHARED-DEFINED     NONE
MULTIMEDIA GAMES INC                         COMMON   625453105     5,520       280,349      SH           SHARED-DEFINED     NONE
NMT Medical, Inc.                            COMMON   629294109     7,712     2,504,010      SH           SHARED-DEFINED     NONE
PERVASIVE SOFTWARE INC.                      COMMON   71571010        814       282,600      SH           SHARED-DEFINED     NONE
PHOENIX COS INC. NEW                         COMMON   71902E10      9,821       721,100      SH           SHARED-DEFINED     NONE

            COLUMN 1                                        COLUMN 8
--------------------------------------------------------------------------------

                                                       VOTING AUTHORITY
                                                       ----------------
          NAME OF ISSUER                               SOLE       SHARED    NONE
--------------------------------------------------------------------------------
Action Performance Companies, Inc.                    238,500
Advanced Medical                                      190,900
AMBASSADORS INTERNATIONAL                             285,287
Anacomp Inc.                                           72,800
ARGOSY GAMING COMPANY                                 678,300
Barra Inc.                                             81,000
BJS Wholesale Club Inc.                               383,200
Briazz INC.                                           836,021
CareScience, Inc.                                   2,639,948
COINSTAR                                              469,200
CRYPTLOGIC                                          1,393,500
Eaton Vance Corp                                      150,000
ENDO PHARMA HOLDINGS                                  440,300
EON Labs                                              840,265
FOOTLOKER, INC.                                     1,551,800
INFINIUM SOFTWARE, INC.                               507,500
INFOUSA INC. NEW                                      550,800
Integrated Defense Technologies                       806,846
INTERACTIVE DATA CORP.                                251,600
INTERNATIONAL SPEEDWAY CORPORATION                    525,000
Iona Technologies Plc                                  35,280
Iona Technologies Plc (escrow shs)                     42,935
ITT Educational Services, Inc.                        440,000
LABORATORY CORP OF AMERICA HOLDINGS                   599,684
M&F Worldwide Corp.                                   800,000
Medsource                                           3,243,749
Medsource (escrow shs)                                944,591
METRO ONE TELECOMMUNICATIONS, INC.                    450,000
MOORE CORP                                          1,354,600
MULTIMEDIA GAMES INC                                  280,349
NMT Medical, Inc.                                   2,504,010
PERVASIVE SOFTWARE INC.                               282,600
PHOENIX COS INC. NEW                                  721,100

                              13F INFORMATION TABLE

                                 SEPTEMBER 30, 2002

            COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5                COLUMN 6      COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SHARES OR           PUT/
                                            TITLE OF               VALUE       ---------           ----    INVESTMENT       OTHER
          NAME OF ISSUER                     CLASS      CUSIP    (X$1000)       PRN AMT    SH/PRN  CALL    DISCRETION      MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP                    COMMON   74251V10     10,831       413,700      SH           SHARED-DEFINED     NONE
PROCURENET                                   COMMON           -         -        10,000      SH           SHARED-DEFINED     NONE
Radiologic                                   COMMON   75040k109       231        36,100      SH           SHARED-DEFINED     NONE
SONIC INNOVATIONS                            COMMON   83545M10      3,037       578,500      SH           SHARED-DEFINED     NONE
SpectraSite Holdings, Inc.                   COMMON   84760T100       825    11,786,837      SH           SHARED-DEFINED     NONE
SYBASE INC.                                  COMMON   871130100     5,346       460,100      SH           SHARED-DEFINED     NONE
TBM Holdings Inc.                            COMMON   872197108     1,771     1,416,667      SH           SHARED-DEFINED     NONE
US ONCOLOGY INC.                             COMMON   90338W10      8,110     1,000,000      SH           SHARED-DEFINED     NONE
US PHYSICAL THERAPY INC.                     COMMON   90337L108     1,588       150,500      SH           SHARED-DEFINED     NONE
USinternetworking, Inc.                      COMMON   917311805         -     2,736,226      SH           SHARED-DEFINED     NONE
Veridian                                     COMMON   92342R203     7,490       299,848      SH           SHARED-DEFINED     NONE
VERITAS SOFTWARE CORP                        COMMON   923436109     1,014        69,106      SH           SHARED-DEFINED     NONE
WADDELL AND REED FINANCIAL                   COMMON   930059100     5,626       318,600      SH           SHARED-DEFINED     NONE


WARRANTS
Aviall Services Inc - Warrants                        05366B102     7,668       752,500            Call   SHARED-DEFINED     NONE
CD Radio - Warrants                                   125127134        60         6,000            Call   SHARED-DEFINED     NONE
Integrated Defense Technologies - Warrants            45819B101       545        27,682            Call   SHARED-DEFINED     NONE
Metricom - Warrants                                   591596135         -         2,500            Call   SHARED-DEFINED     NONE
Women First Healthcare - Warrants                     978150100     4,261       910,412            Call   SHARED-DEFINED     NONE
XM Satellite Radio - Warrants                         98375Y114        50         5,000            Call   SHARED-DEFINED     NONE
                                                                  -------
                                                                  306,938
                                                                  =======

            COLUMN 1                                        COLUMN 8
----------------------------------------------------------------------------------

                                                       VOTING AUTHORITY
                                                       ----------------
          NAME OF ISSUER                              SOLE        SHARED      NONE
----------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP                             413,700
PROCURENET                                             10,000
Radiologic                                             36,100
SONIC INNOVATIONS                                     578,500
SpectraSite Holdings, Inc.                         11,786,837
SYBASE INC.                                           460,000
TBM Holdings Inc.                                   1,416,667
US ONCOLOGY INC.                                    1,000,000
US PHYSICAL THERAPY INC.                              151,500
USinternetworking, Inc.                             2,736,226
Veridian                                              299,848
VERITAS SOFTWARE CORP                                  69,106
WADDELL AND REED FINANCIAL                            318,600


WARRANTS
Aviall Services Inc - Warrants                                             752,500
CD Radio - Warrants                                                          6,000
Integrated Defense Technologies - Warrants                                  27,682
Metricom - Warrants                                                          2,500
Women First Healthcare - Warrants                                           910,412
XM Satellite Radio - Warrants                                                5,000